Note 13 - Financial Instruments - Gain or Loss on Derivatives Not Designated as Hedging Instruments (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Gain (loss) on derivatives	$ 743,633	$ 2,309,904
Not Designated as Hedging Instrument [Member]
Gain (loss) on derivatives	743,633	2,309,904
Not Designated as Hedging Instrument [Member] | Interest Rate Contracts, Unrealized (Loss) / Gain [Member]
Gain (loss) on derivatives	(3,294,851)	2,410,656
Not Designated as Hedging Instrument [Member] | Interest Rate Contracts, Realized (Loss) / Gain [Member]
Gain (loss) on derivatives	$ 4,038,484	$ (100,752)